Material Events During the Reporting Period	6 Months Ended
Jun. 30, 2024
Material Events During the Reporting Period [Abstract]
Material Events During the Reporting Period

Note 3 – Material Events During the Reporting Period

a.	During the six months ended June 30, 2024, the Company repurchased 26,043,291 of the Company’s ADSs and recorded an increase in the reserve for treasury shares of $69,755 thousand.

b.	In January 2024, the Company entered into a rights agreement (the “Rights Plan”), with the intention to protect the long-term interests of the Company’s ADS holders and enable them to realize the full potential value of their investment in the Company. The Rights Plan is designed to reduce the likelihood that any entity, person or group would gain control of, or significant influence over the Company. Pursuant to the Rights Plan, the Company issued one special purchase right for every one ADS outstanding at the close of business on February 5, 2024. Each right allows its holder to purchase from the Company one-half (0.5) of one ADS, at a purchase price of $0.01 per ADS, once the rights become exercisable. The rights would become exercisable only if an entity, person or group acquires beneficial ownership of 10% or more of the Company’s outstanding ordinary shares in a transaction not approved by our board of directors. The rights will expire on January 25, 2025.